Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc., 4.65%, 10/01/28	$3,648	$3,635,099
Aerospace & Defense — 2.4%
Boeing Co.(The)
3.25%, 02/01/28	7,632	7,474,172
3.25%, 03/01/28	2,940	2,876,872
3.45%, 11/01/28(a)	2,562	2,492,893
General Dynamics Corp., 3.75%, 05/15/28(a)	7,009	6,934,217
HEICO Corp., 5.25%, 08/01/28	4,552	4,599,597
Honeywell Aerospace, Inc., 3.90%, 03/16/28(b)	9,357	9,248,653
Howmet Aerospace, Inc., 6.75%, 01/15/28	2,648	2,726,493
L3Harris Technologies, Inc., 4.40%, 06/15/28	12,680	12,615,316
Lockheed Martin Corp.
4.15%, 08/15/28(a)	4,135	4,107,336
4.45%, 05/15/28(a)	4,213	4,211,520
Northrop Grumman Corp., 3.25%, 01/15/28	14,696	14,431,792
RTX Corp., 4.13%, 11/16/28	21,961	21,728,544
Spirit AeroSystems, Inc., 4.60%, 06/15/28	4,469	4,446,457
		97,893,862
Agriculture — 1.4%
Altria Group, Inc.
4.88%, 02/04/28	3,176	3,187,261
6.20%, 11/01/28	3,815	3,932,802
BAT Capital Corp., 2.26%, 03/25/28(a)	12,554	12,081,064
BAT International Finance PLC, 4.45%, 03/16/28	7,121	7,098,970
Bunge Ltd. Finance Corp., 4.10%, 01/07/28	2,915	2,894,895
Philip Morris International, Inc.
3.13%, 03/02/28(a)	3,725	3,642,825
3.88%, 10/27/28	3,913	3,851,557
4.13%, 04/28/28(a)	5,590	5,549,118
4.88%, 02/15/28	11,771	11,822,642
5.25%, 09/07/28	4,870	4,929,289
		58,990,423
Airlines — 0.7%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	1,581	1,550,109
Series 2016-2, Class AA, 3.20%, 12/15/29	1,922	1,861,744
Series 2016-3, Class AA, 3.00%, 04/15/30	2,043	1,968,856
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	2,968	2,863,810
Delta Air Lines, Inc.
4.38%, 04/19/28	2,900	2,881,970
4.95%, 07/10/28	7,589	7,602,837
Southwest Airlines Co., 4.38%, 11/15/28	5,977	5,911,342
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	2,661	2,602,207
Series 2016-2, Class AA, 2.88%, 04/07/30	2,356	2,267,597
		29,510,472
Auto Manufacturers — 4.9%
American Honda Finance Corp.
2.00%, 03/24/28(a)	4,889	4,679,096
3.50%, 02/15/28	3,258	3,200,682
4.25%, 09/01/28(a)	4,606	4,561,816
4.55%, 03/03/28	4,957	4,943,960
4.70%, 01/12/28(a)	4,296	4,299,766
5.13%, 07/07/28(a)	5,650	5,689,132
5.65%, 11/15/28(a)	6,336	6,454,719
Series A, 4.55%, 04/10/28(a)	2,038	2,032,018
Cummins, Inc., 4.25%, 05/09/28	2,799	2,788,098
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Co., 6.63%, 10/01/28	$3,046	$3,136,681
Ford Motor Credit Co. LLC
2.90%, 02/16/28(a)	5,343	5,169,433
5.92%, 03/20/28	6,934	7,011,052
6.80%, 05/12/28(a)	10,200	10,459,868
6.80%, 11/07/28	10,349	10,655,599
General Motors Co.
5.00%, 10/01/28	5,788	5,805,907
5.35%, 04/15/28	5,052	5,096,187
General Motors Financial Co., Inc.
2.40%, 04/10/28	7,505	7,219,099
2.40%, 10/15/28	7,876	7,479,523
3.85%, 01/05/28	3,094	3,058,665
4.20%, 10/27/28	6,819	6,736,280
5.05%, 04/04/28(a)	8,043	8,080,457
5.80%, 06/23/28(a)	9,639	9,805,936
6.00%, 01/09/28	7,450	7,571,983
Honda Motor Co. Ltd., 4.44%, 07/08/28	5,221	5,192,278
PACCAR Financial Corp.
4.00%, 08/08/28	2,581	2,555,690
4.55%, 03/03/28	3,999	4,005,300
4.60%, 01/10/28	2,418	2,423,987
4.95%, 08/10/28	2,570	2,590,950
Series R, 4.00%, 11/07/28	3,447	3,409,071
Toyota Motor Corp.
3.67%, 07/20/28(a)	3,115	3,069,831
5.12%, 07/13/28(a)	4,290	4,341,197
Toyota Motor Credit Corp.
1.90%, 04/06/28	5,006	4,800,624
3.05%, 01/11/28	3,919	3,844,647
4.05%, 09/05/28(a)	5,454	5,401,324
4.63%, 01/12/28(a)	7,129	7,150,526
5.25%, 09/11/28	4,789	4,854,210
Series B, 3.75%, 01/12/28	4,850	4,804,201
Series B, 4.25%, 05/12/28(a)	6,022	6,001,199
		200,380,992
Banks — 12.4%
Australia & New Zealand Banking Group Ltd./New York
Series A, 3.92%, 12/08/28	3,173	3,130,052
Series A, 4.36%, 06/18/28	3,252	3,241,906
Banco Santander SA
3.80%, 02/23/28	7,489	7,381,717
4.38%, 04/12/28	9,052	8,992,562
5.59%, 08/08/28	11,010	11,175,774
6.61%, 11/07/28	8,611	8,945,925
Bank of Montreal
5.20%, 02/01/28	9,287	9,365,167
5.72%, 09/25/28	7,409	7,566,682
Bank of New York Mellon (The)
1.65%, 07/14/28(a)	3,649	3,465,958
3.00%, 10/30/28(a)	3,968	3,826,852
3.40%, 01/29/28(a)	5,644	5,563,558
3.85%, 04/28/28(a)	6,779	6,721,651
Bank of Nova Scotia (The), 5.25%, 06/12/28	6,032	6,108,344
Barclays PLC
4.34%, 01/10/28(a)	9,033	8,989,152
4.84%, 05/09/28	15,025	14,999,950
Canadian Imperial Bank of Commerce/New York
5.00%, 04/28/28	7,904	7,954,428
5.99%, 10/03/28	4,976	5,103,599

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Capital One N.A., 4.65%, 09/13/28(a)	$6,805	$6,806,487
Citibank N.A., 5.80%, 09/29/28	17,927	18,386,272
Citigroup, Inc.
4.13%, 07/25/28	15,270	15,083,438
6.63%, 01/15/28(a)	2,847	2,928,840
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	4,025	4,020,938
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28	353	349,510
3.96%, 10/17/28	1,463	1,446,342
4.35%, 06/09/28	99	98,729
4.88%, 01/21/28	4,488	4,513,842
Fifth Third Bancorp, 3.95%, 03/14/28	4,875	4,821,992
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	3,119	3,172,573
HSBC USA, Inc., 4.65%, 06/03/28	6,636	6,642,750
ING Groep NV, 4.55%, 10/02/28	9,572	9,542,247
Keybank National Association, 6.95%, 02/01/28(a)	2,087	2,147,684
KeyCorp, 4.10%, 04/30/28	5,923	5,864,050
Lloyds Banking Group PLC
4.38%, 03/22/28	10,937	10,888,749
4.55%, 08/16/28	8,732	8,713,419
Manufacturers & Traders Trust Co., 4.70%, 01/27/28(a)	8,800	8,806,541
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28(a)	9,402	9,311,596
4.05%, 09/11/28(a)	6,575	6,493,948
Mizuho Financial Group, Inc., 4.02%, 03/05/28	8,411	8,335,690
Morgan Stanley, 3.59%, 07/22/28(a)(c)	21,900	21,665,488
National Australia Bank Ltd./New York
3.85%, 12/13/28	5,013	4,934,101
4.31%, 06/13/28	4,979	4,961,635
4.90%, 06/13/28(a)	7,022	7,073,435
4.94%, 01/12/28(a)	6,818	6,865,661
Northern Trust Corp., 3.65%, 08/03/28(a)	3,722	3,667,505
Pinnacle Bank/Nashville, 5.63%, 02/15/28	3,864	3,889,877
PNC Bank N.A.
3.25%, 01/22/28	5,100	5,012,489
4.05%, 07/26/28	8,876	8,762,338
Regions Financial Corp., 1.80%, 08/12/28(a)	4,348	4,104,984
Royal Bank of Canada
4.90%, 01/12/28(a)	6,018	6,054,552
5.20%, 08/01/28	7,860	7,955,266
State Street Corp., 4.54%, 02/28/28(a)	9,902	9,921,142
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	14,751	13,920,534
3.54%, 01/17/28(a)	5,618	5,535,177
3.94%, 07/19/28	4,420	4,363,364
4.31%, 10/16/28(a)	3,967	3,933,574
5.52%, 01/13/28(a)	12,249	12,405,867
5.72%, 09/14/28	8,505	8,667,554
5.80%, 07/13/28(a)	5,136	5,242,897
Toronto-Dominion Bank (The)
3.91%, 01/13/28(a)	7,745	7,668,654
4.11%, 10/13/28(a)	6,644	6,563,825
4.57%, 06/02/28	7,566	7,555,480
4.86%, 01/31/28	7,975	8,004,558
5.16%, 01/10/28	9,514	9,585,078
5.52%, 07/17/28	9,668	9,823,161
U.S. Bancorp, 3.90%, 04/26/28	6,662	6,595,414
UBS AG/London, 5.65%, 09/11/28	11,356	11,598,383
UBS AG/Stamford CT, 7.50%, 02/15/28(a)	1,573	1,641,918
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
1.95%, 11/20/28	$9,112	$8,610,054
3.40%, 01/25/28(a)	6,961	6,862,392
5.54%, 11/17/28(a)	8,355	8,541,471
Westpac Banking Corp./New York, 4.15%, 05/11/28	1,087	1,081,726
		503,978,468
Beverages — 1.3%
Coca-Cola Co.(The)
1.00%, 03/15/28	9,541	9,047,392
1.50%, 03/05/28(a)	5,156	4,934,079
Constellation Brands, Inc.
3.60%, 02/15/28(a)	5,081	5,001,523
4.65%, 11/15/28(a)	3,619	3,611,300
Diageo Capital PLC, 3.88%, 05/18/28	4,309	4,260,344
Keurig Dr. Pepper, Inc.
4.35%, 05/15/28	4,117	4,087,575
4.60%, 05/25/28(a)	8,047	8,032,894
PepsiCo, Inc.
3.60%, 02/18/28	5,771	5,705,230
4.45%, 02/07/28	5,576	5,581,119
4.45%, 05/15/28	4,226	4,229,284
		54,490,740
Biotechnology — 1.0%
Amgen, Inc.
1.65%, 08/15/28	9,499	8,954,215
5.15%, 03/02/28	26,827	27,035,585
Gilead Sciences, Inc., 4.25%, 05/20/28	4,383	4,363,706
		40,353,506
Building Materials — 0.5%
Amrize Finance U.S. LLC, 4.70%, 04/07/28	3,739	3,737,463
Lennox International, Inc., 5.50%, 09/15/28	4,327	4,388,030
Masco Corp., 1.50%, 02/15/28	4,806	4,582,832
Mohawk Industries, Inc., 5.85%, 09/18/28	2,021	2,062,090
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	4,522	4,455,670
		19,226,085
Chemicals — 1.3%
Air Products and Chemicals, Inc., 4.30%, 06/11/28(a)	4,029	4,014,395
Dow Chemical Co. (The), 4.80%, 11/30/28	4,490	4,487,504
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	1,604	1,602,485
4.73%, 11/15/28(b)	5,517	5,503,396
Eastman Chemical Co., 4.50%, 12/01/28	3,956	3,926,415
Ecolab, Inc.
4.30%, 06/15/28(a)	3,637	3,623,601
5.25%, 01/15/28	3,711	3,747,671
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	3,247	3,228,872
Mosaic Co. (The), 5.38%, 11/15/28	3,261	3,294,068
Nutrien Ltd., 4.90%, 03/27/28	5,285	5,302,085
PPG Industries, Inc., 3.75%, 03/15/28	5,227	5,157,804
Sherwin-Williams Co.(The)
4.30%, 08/15/28	3,804	3,775,893
4.55%, 03/01/28(a)	3,389	3,384,272
		51,048,461
Commercial Services — 1.4%
Automatic Data Processing, Inc., 1.70%, 05/15/28	6,850	6,540,566
Block Financial LLC, 2.50%, 07/15/28	3,795	3,619,558
Cintas Corp. No. 2, 4.20%, 05/01/28	2,854	2,836,246

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Equifax, Inc., 5.10%, 06/01/28	$5,363	$5,391,625
Global Payments, Inc.
4.45%, 06/01/28(a)	3,081	3,051,113
4.50%, 11/15/28(a)	12,641	12,474,766
4.55%, 03/15/28	3,259	3,237,325
Moody's Corp., 3.25%, 01/15/28	3,833	3,771,179
PayPal Holdings, Inc.
4.45%, 03/06/28	2,846	2,835,761
4.55%, 06/01/28	3,937	3,928,681
Quanta Services, Inc., 4.30%, 08/09/28	3,215	3,190,623
S&P Global, Inc., 4.75%, 08/01/28	5,296	5,312,912
UL Solutions, Inc., 6.50%, 10/20/28	2,237	2,316,844
		58,507,199
Computers — 2.7%
Apple, Inc.
1.20%, 02/08/28	16,904	16,136,693
1.40%, 08/05/28	14,442	13,642,320
4.00%, 05/10/28	9,989	9,933,916
4.00%, 05/12/28	9,418	9,362,358
Dell International LLC/EMC Corp.
4.75%, 04/01/28(a)	6,444	6,451,783
5.25%, 02/01/28	7,575	7,638,521
Dell, Inc., 7.10%, 04/15/28(a)	2,702	2,811,083
DXC Technology Co., 2.38%, 09/15/28(a)	4,938	4,665,675
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	6,330	6,252,972
4.50%, 03/23/28(a)	3,337	3,326,329
5.25%, 07/01/28	4,005	4,044,006
HP, Inc., 4.75%, 01/15/28	6,483	6,485,868
International Business Machines Corp.
4.50%, 02/06/28(a)	7,124	7,111,266
4.65%, 02/10/28(a)	7,571	7,580,775
6.50%, 01/15/28	2,723	2,797,986
Kyndryl Holdings, Inc., 2.70%, 10/15/28	3,477	3,283,475
		111,525,026
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28(a)	3,717	3,735,196
Estee Lauder Companies, Inc. (The), 4.38%, 05/15/28(a)	5,514	5,492,686
Kenvue, Inc., 5.05%, 03/22/28	7,910	7,966,544
Procter & Gamble Co. (The), 3.95%, 01/26/28	4,212	4,192,096
Unilever Capital Corp.
3.50%, 03/22/28	9,428	9,290,786
4.88%, 09/08/28	4,958	4,998,411
		35,675,719
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	4,123	4,172,700
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	27,052	25,995,767
3.88%, 01/23/28	4,118	4,066,340
4.88%, 04/01/28	5,341	5,348,349
5.75%, 06/06/28(a)	7,345	7,466,312
Ally Financial, Inc., 2.20%, 11/02/28	5,545	5,229,675
Ameriprise Financial, Inc., 5.70%, 12/15/28	4,984	5,100,042
Ares Management Corp., 6.38%, 11/10/28	3,505	3,611,077
BGC Group, Inc., 8.00%, 05/25/28	2,565	2,673,292
Brookfield Finance, Inc., 3.90%, 01/25/28	7,392	7,307,528
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp., 3.80%, 01/31/28	$10,620	$10,480,801
Charles Schwab Corp.(The)
2.00%, 03/20/28(a)	9,608	9,225,588
3.20%, 01/25/28(a)	5,083	4,984,661
CME Group, Inc., 3.75%, 06/15/28	4,047	4,000,170
Intercontinental Exchange, Inc.
3.63%, 09/01/28(a)	7,133	6,989,223
3.75%, 09/21/28(a)	4,582	4,496,887
3.95%, 12/01/28(a)	3,686	3,630,469
Jefferies Financial Group, Inc., 5.88%, 07/21/28	7,016	7,143,243
Lazard Group LLC, 4.50%, 09/19/28	3,933	3,907,811
LPL Holdings, Inc.
4.90%, 04/03/28	3,757	3,755,345
6.75%, 11/17/28	5,114	5,301,968
Marex Group PLC, 5.83%, 05/08/28	3,807	3,825,127
Mastercard, Inc.
3.50%, 02/26/28(a)	3,037	2,995,870
4.10%, 01/15/28(a)	5,057	5,038,466
4.33%, 06/08/28(a)	8,119	8,105,955
4.55%, 03/15/28	3,548	3,551,669
4.88%, 03/09/28	5,484	5,516,785
Nasdaq, Inc., 5.35%, 06/28/28	5,620	5,686,097
Nomura Holdings, Inc.
2.17%, 07/14/28	6,673	6,347,592
5.84%, 01/18/28(a)	3,839	3,895,218
6.07%, 07/12/28	6,206	6,344,709
Sumisho Air Lease Corp.
2.10%, 09/01/28	3,174	2,998,748
4.40%, 03/24/28(b)	5,987	5,946,560
4.63%, 10/01/28(a)	3,658	3,635,810
5.30%, 02/01/28	4,557	4,583,618
		199,186,772
Electric — 9.0%
AEP Texas, Inc., 3.95%, 06/01/28	3,658	3,608,377
AES Corp. (The), 5.45%, 06/01/28	5,685	5,733,494
Ameren Corp., 1.75%, 03/15/28	3,495	3,334,414
Ameren Illinois Co., 3.80%, 05/15/28	3,331	3,289,441
American Electric Power Co., Inc., Series J, 4.30%, 12/01/28(a)	4,222	4,183,769
Atlantic City Electric Co., 4.00%, 10/15/28(a)	2,787	2,749,892
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	4,687	4,585,989
Black Hills Corp., 5.95%, 03/15/28(a)	2,673	2,717,581
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28	4,288	4,337,455
Commonwealth Edison Co., 3.70%, 08/15/28	4,109	4,039,392
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	2,124	2,096,966
Series D, 4.00%, 12/01/28	3,650	3,601,547
Constellation Energy Generation LLC
3.90%, 01/08/28(a)	6,720	6,662,853
5.60%, 03/01/28	5,338	5,409,124
Consumers Energy Co.
3.80%, 11/15/28(a)	2,780	2,734,810
4.65%, 03/01/28(a)	2,644	2,650,163
Dominion Energy, Inc.
4.25%, 06/01/28	4,001	3,969,436
4.60%, 05/15/28	5,972	5,964,150
DTE Electric Co., Series A, 1.90%, 04/01/28	4,516	4,331,199
DTE Energy Co., 4.88%, 06/01/28(a)	7,705	7,726,559
Duke Energy Carolinas LLC
3.95%, 11/15/28	5,374	5,297,322

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 6.00%, 12/01/28	$1,890	$1,943,443
Duke Energy Corp., 4.30%, 03/15/28(a)	6,403	6,370,363
Duke Energy Florida LLC, 3.80%, 07/15/28	4,563	4,503,800
Duke Energy Progress LLC, 3.70%, 09/01/28(a)	4,157	4,085,514
Edison International
4.13%, 03/15/28	4,405	4,337,938
5.00%, 05/05/28(a)	1,732	1,733,407
5.25%, 11/15/28(a)	4,524	4,528,239
Enel Chile SA, 4.88%, 06/12/28	6,530	6,529,785
Entergy Arkansas LLC, 4.00%, 06/01/28(a)	2,884	2,855,551
Entergy Corp., 1.90%, 06/15/28	4,858	4,612,710
Entergy Louisiana LLC, 3.25%, 04/01/28	3,279	3,210,230
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	2,808	2,724,833
Evergy Kansas Central, Inc., 4.70%, 03/13/28	2,315	2,314,727
Eversource Energy
5.45%, 03/01/28	9,520	9,618,238
Series M, 3.30%, 01/15/28	3,352	3,285,960
Exelon Corp., 5.15%, 03/15/28	6,900	6,949,042
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/28(a)(b)	2,824	2,805,643
Florida Power & Light Co.
4.40%, 05/15/28(a)	5,528	5,520,771
5.05%, 04/01/28(a)	7,776	7,845,290
Georgia Power Co.
4.00%, 10/01/28(a)	4,772	4,716,394
4.65%, 05/16/28	5,542	5,549,823
Indiana Michigan Power Co., 3.85%, 05/15/28(a)	2,185	2,157,606
Interstate Power and Light Co., 4.10%, 09/26/28	4,228	4,176,527
Mississippi Power Co., 3.95%, 03/30/28	2,205	2,182,952
National Grid PLC, 5.60%, 06/12/28	5,698	5,790,375
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28	5,227	5,138,050
3.90%, 11/01/28(a)	2,665	2,619,057
4.75%, 02/07/28	3,845	3,853,892
4.80%, 03/15/28(a)	4,054	4,065,925
5.05%, 09/15/28(a)	3,514	3,540,035
Series D, 4.15%, 08/25/28	4,467	4,423,454
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	11,392	10,834,560
4.85%, 02/04/28(a)	5,958	5,980,356
4.90%, 02/28/28(a)	9,066	9,104,725
Oklahoma Gas and Electric Co., 3.80%, 08/15/28	2,223	2,190,342
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(a)	4,975	4,875,677
4.30%, 05/15/28	4,445	4,421,221
Pacific Gas and Electric Co.
3.00%, 06/15/28	5,710	5,528,433
3.75%, 07/01/28(a)	6,599	6,478,494
4.65%, 08/01/28	2,676	2,665,530
5.00%, 06/04/28	5,098	5,111,752
Pinnacle West Capital Corp., 4.90%, 05/15/28	3,137	3,145,626
Public Service Co. of Colorado, 3.70%, 06/15/28	2,644	2,609,718
Public Service Co. of New Hampshire, 4.40%, 07/01/28	2,577	2,571,813
Public Service Electric and Gas Co.
3.65%, 09/01/28(a)	2,689	2,640,167
3.70%, 05/01/28	3,090	3,050,913
Public Service Enterprise Group, Inc., 5.88%, 10/15/28	4,182	4,273,865
Puget Energy, Inc., 2.38%, 06/15/28	3,568	3,416,214
San Diego Gas & Electric Co., 4.95%, 08/15/28(a)	4,624	4,652,083
Security	Par (000)	Value
Electric (continued)
Sempra, 3.40%, 02/01/28	$6,868	$6,736,063
Southern California Edison Co.
5.30%, 03/01/28	5,363	5,404,707
5.65%, 10/01/28(a)	4,089	4,155,915
Series B, 3.65%, 03/01/28	2,771	2,723,651
Southern Co.(The)
4.85%, 06/15/28	5,289	5,307,748
Series 21-B, 1.75%, 03/15/28	3,032	2,898,408
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,840	3,785,877
System Energy Resources, Inc., 6.00%, 04/15/28	2,304	2,346,488
Virginia Electric and Power Co., Series A, 3.80%, 04/01/28	5,473	5,402,454
Vistra Operations Co. LLC, 4.55%, 10/30/28(b)	3,831	3,796,541
WEC Energy Group, Inc.
2.20%, 12/15/28(a)	3,874	3,657,313
4.75%, 01/15/28	4,608	4,616,744
Wisconsin Electric Power Co., 1.70%, 06/15/28	1,919	1,822,625
Xcel Energy, Inc.
4.00%, 06/15/28(a)	4,591	4,537,696
4.75%, 03/21/28	2,678	2,680,062
		366,437,288
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 3.80%, 04/03/28	2,280	2,253,460
Electronics — 1.1%
Amphenol Corp.
3.90%, 11/15/28(a)	5,115	5,042,876
4.38%, 06/12/28	5,636	5,619,280
Arrow Electronics, Inc., 3.88%, 01/12/28	3,685	3,632,182
Avnet, Inc., 6.25%, 03/15/28	3,618	3,685,756
Flex Ltd., 6.00%, 01/15/28	3,336	3,381,426
Hubbell, Inc., 3.50%, 02/15/28	3,792	3,729,530
Jabil, Inc., 3.95%, 01/12/28(a)	3,726	3,681,349
nVent Finance SARL, 4.55%, 04/15/28	3,205	3,187,518
TD SYNNEX Corp., 2.38%, 08/09/28	4,176	3,969,626
Trimble, Inc., 4.90%, 06/15/28(a)	4,243	4,236,637
Vontier Corp., 2.40%, 04/01/28	3,786	3,635,397
		43,801,577
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	3,996	4,109,517
Environmental Control — 0.7%
Republic Services, Inc., 3.95%, 05/15/28(a)	5,952	5,894,674
Veralto Corp., 5.35%, 09/18/28	5,461	5,521,938
Waste Connections, Inc., 4.25%, 12/01/28	4,375	4,336,491
Waste Management, Inc.
1.15%, 03/15/28	4,252	4,035,015
4.50%, 03/15/28	6,736	6,738,163
		26,526,281
Food — 1.6%
Campbell's Co. (The), 4.15%, 03/15/28	7,684	7,605,591
Conagra Brands, Inc.
4.85%, 11/01/28	9,473	9,448,641
7.00%, 10/01/28	2,969	3,090,040
General Mills, Inc.
4.20%, 04/17/28(a)	10,331	10,250,021
5.50%, 10/17/28(a)	4,150	4,221,053
Hershey Co.(The)
4.25%, 05/04/28	2,701	2,690,432
4.55%, 02/24/28	3,193	3,200,794

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp., 1.70%, 06/03/28	$5,500	$5,229,092
J M Smucker Co. (The), 5.90%, 11/15/28(a)	5,562	5,702,494
Kellanova, 4.30%, 05/15/28	4,156	4,140,372
Mondelez International, Inc.
4.13%, 05/07/28(a)	3,979	3,945,705
4.25%, 05/06/28	5,095	5,064,880
		64,589,115
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	3,685	3,487,874
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	2,476	2,450,122
5.25%, 03/01/28(a)	6,236	6,298,903
National Fuel Gas Co., 4.75%, 09/01/28(a)	2,334	2,331,543
NiSource, Inc., 5.25%, 03/30/28	7,236	7,303,764
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/28(a)	2,954	2,917,260
Southwest Gas Corp.
3.70%, 04/01/28	1,765	1,736,687
5.45%, 03/23/28	2,390	2,414,121
		25,452,400
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.
4.25%, 11/15/28	3,780	3,743,887
6.00%, 03/06/28(a)	3,069	3,130,553
		6,874,440
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28(a)	4,755	4,538,284
Baxter International, Inc., 2.27%, 12/01/28	9,051	8,503,795
Boston Scientific Corp., 4.00%, 03/01/28	3,127	3,104,452
Edwards Lifesciences Corp., 4.30%, 06/15/28	5,019	4,987,254
GE HealthCare Technologies, Inc., 4.15%, 12/15/28	3,930	3,883,149
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	7,776	7,746,237
Revvity, Inc., 1.90%, 09/15/28	3,919	3,689,357
Stryker Corp.
3.65%, 03/07/28(a)	4,840	4,768,977
4.70%, 02/10/28(a)	5,227	5,234,537
4.85%, 12/08/28	4,598	4,613,930
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28(a)	5,842	5,499,639
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28(a)	3,723	3,770,114
		60,339,725
Health Care - Services — 2.8%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28(a)	977	963,732
Ascension Health, Series 2025, 4.08%, 11/15/28	2,389	2,361,431
Bon Secours Mercy Health, Inc., Series 2018, 4.30%, 07/01/28(a)	1,559	1,544,301
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	1,770	1,753,766
Cigna Group (The), 4.38%, 10/15/28	26,978	26,795,937
Elevance Health, Inc.
4.00%, 09/15/28(a)	5,358	5,284,583
4.10%, 03/01/28	9,334	9,257,620
HCA, Inc.
5.00%, 03/01/28	4,924	4,945,386
5.20%, 06/01/28	7,308	7,367,444
5.63%, 09/01/28(a)	11,349	11,500,416
Security	Par (000)	Value
Health Care - Services (continued)
Humana, Inc.
5.75%, 03/01/28	$4,002	$4,058,189
5.75%, 12/01/28	3,810	3,880,433
IQVIA, Inc., 5.70%, 05/15/28	5,357	5,427,172
PeaceHealth Obligated Group, 4.34%, 11/15/28(a)	524	519,724
SSM Health Care Corp., 4.89%, 06/01/28(a)	1,029	1,032,132
Sutter Health, Series 2018, 3.70%, 08/15/28(a)	799	784,483
Toledo Hospital (The), Series B, 5.33%, 11/15/28(a)	1,401	1,409,341
UnitedHealth Group, Inc.
3.85%, 06/15/28	8,015	7,917,943
3.88%, 12/15/28	6,640	6,536,147
4.40%, 06/15/28(a)	3,795	3,785,906
5.25%, 02/15/28(a)	7,347	7,429,972
		114,556,058
Holding Companies - Diversified — 1.9%
Apollo Debt Solutions BDC, 5.20%, 12/08/28(b)	2,914	2,869,557
Ares Capital Corp., 2.88%, 06/15/28	9,216	8,841,080
Ares Strategic Income Fund
5.45%, 09/09/28	4,479	4,450,536
5.70%, 03/15/28(a)	6,989	6,988,684
Barings BDC, Inc., 5.20%, 09/15/28(a)	2,156	2,124,905
Blackstone Private Credit Fund, 7.30%, 11/27/28	4,639	4,794,736
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,879	4,602,752
5.35%, 04/13/28	4,760	4,739,251
Blue Owl Capital Corp., 2.88%, 06/11/28	6,265	5,947,253
Blue Owl Credit Income Corp., 7.95%, 06/13/28	4,885	5,032,716
Blue Owl Technology Finance Corp., 6.10%, 03/15/28	4,202	4,203,893
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(a)	2,239	2,225,506
5.88%, 05/06/28(a)	3,163	3,181,656
Golub Capital BDC, Inc., 7.05%, 12/05/28	5,002	5,131,080
Golub Capital Private Credit Fund, 5.45%, 08/15/28	3,431	3,405,623
Main Street Capital Corp., 5.40%, 08/15/28	2,750	2,743,355
North Haven Private Income Fund LLC, 5.13%, 09/25/28(a)(b)	2,180	2,125,411
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(a)	2,539	2,662,894
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/28	2,460	2,522,679
		78,593,567
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28	3,242	3,223,037
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28(a)	3,820	3,828,516
Clorox Co. (The), 3.90%, 05/15/28	3,738	3,686,226
Kimberly-Clark Corp., 3.95%, 11/01/28	4,354	4,304,832
		11,819,574
Insurance — 1.5%
Aon Corp., 4.50%, 12/15/28(a)	2,607	2,594,496
Assurant, Inc., 4.90%, 03/27/28	2,495	2,494,190
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	2,841	2,913,200
Athene Holding Ltd., 4.13%, 01/12/28(a)	7,079	7,000,415
Brown & Brown, Inc., 4.70%, 06/23/28(a)	4,131	4,122,148
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	3,062	3,180,031
Equitable Holdings, Inc., 4.35%, 04/20/28	7,299	7,249,144

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
F&G Annuities & Life, Inc., 7.40%, 01/13/28	$3,652	$3,741,484
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	3,220	3,220,638
Fidelity National Financial, Inc., 4.50%, 08/15/28	3,457	3,433,181
Globe Life, Inc., 4.55%, 09/15/28	4,317	4,300,173
Horace Mann Educators Corp., 7.25%, 09/15/28	2,246	2,341,758
Lincoln National Corp., 3.80%, 03/01/28(a)	3,403	3,354,600
MGIC Investment Corp., 5.25%, 08/15/28	4,778	4,771,357
Prudential Financial, Inc., 3.88%, 03/27/28(a)	3,343	3,310,146
Willis North America, Inc., 4.50%, 09/15/28	4,367	4,344,512
		62,371,473
Internet — 2.5%
Alphabet, Inc., 3.88%, 11/15/28	5,934	5,853,907
Amazon.com, Inc.
1.65%, 05/12/28	16,460	15,671,849
3.85%, 03/13/28	17,950	17,781,374
3.90%, 11/20/28	15,922	15,691,740
Baidu, Inc.
4.38%, 03/29/28	610	607,439
4.88%, 11/14/28(a)	920	924,393
Booking Holdings, Inc., 3.55%, 03/15/28	3,942	3,879,359
Expedia Group, Inc., 3.80%, 02/15/28	7,081	6,985,325
Meta Platforms, Inc., 4.60%, 05/15/28(a)	10,878	10,898,153
Netflix, Inc.
4.88%, 04/15/28(a)	10,943	11,000,421
5.88%, 11/15/28(a)	13,374	13,736,673
		103,030,633
Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28	3,789	3,750,849
Steel Dynamics, Inc., 4.00%, 12/15/28	4,055	3,992,209
		7,743,058
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	3,684	3,625,366
Lodging — 0.9%
Hyatt Hotels Corp.
4.38%, 09/15/28	2,857	2,830,565
5.05%, 03/30/28	3,779	3,792,872
Las Vegas Sands Corp., 5.63%, 06/15/28	7,359	7,427,920
Marriott International, Inc./MD
5.55%, 10/15/28	5,094	5,180,717
Series AA, 4.65%, 12/01/28(a)	2,172	2,168,979
Series X, 4.00%, 04/15/28(a)	3,408	3,373,965
Sands China Ltd., 5.40%, 08/08/28	12,409	12,477,213
		37,252,231
Machinery — 2.7%
Caterpillar Financial Services Corp.
3.70%, 01/10/28(a)	3,170	3,139,676
3.95%, 11/14/28	6,719	6,639,848
4.40%, 03/03/28(a)	3,596	3,593,663
Series K, 4.10%, 08/15/28	5,513	5,475,187
Series L, 4.20%, 05/15/28	5,346	5,321,336
CNH Industrial Capital LLC
4.55%, 04/10/28	4,768	4,748,247
4.75%, 03/21/28	3,773	3,771,893
Ingersoll Rand, Inc., 5.40%, 08/14/28	3,554	3,601,978
John Deere Capital Corp.
1.50%, 03/06/28	3,828	3,657,190
3.05%, 01/06/28	2,974	2,919,550
4.65%, 01/07/28(a)	3,579	3,590,401
4.75%, 01/20/28(a)	8,053	8,093,729
Security	Par (000)	Value
Machinery (continued)
4.90%, 03/03/28(a)	$4,475	$4,509,019
4.95%, 07/14/28(a)	11,210	11,324,818
Series I, 4.25%, 06/05/28	5,570	5,552,171
Nordson Corp., 5.60%, 09/15/28	2,953	3,002,356
Oshkosh Corp., 4.60%, 05/15/28(a)	2,317	2,309,976
Otis Worldwide Corp., 5.25%, 08/16/28(a)	5,859	5,923,290
Regal Rexnord Corp., 6.05%, 04/15/28	8,608	8,773,694
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	9,286	9,275,078
Xylem, Inc./New York, 1.95%, 01/30/28	4,345	4,183,410
		109,406,510
Manufacturing — 0.5%
3M Co., 3.63%, 09/14/28(a)	4,440	4,359,625
Eaton Corp.
3.85%, 03/06/28	6,333	6,265,265
4.35%, 05/18/28(a)	3,496	3,488,933
Teledyne Technologies, Inc., 2.25%, 04/01/28(a)	5,373	5,166,132
Textron, Inc., 3.38%, 03/01/28	2,600	2,547,187
		21,827,142
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	7,350	7,194,286
4.20%, 03/15/28	9,076	8,938,219
Comcast Corp.
3.15%, 02/15/28	57	55,691
3.55%, 05/01/28(a)	149	146,152
4.15%, 10/15/28	219	216,180
Walt Disney Co. (The), 2.20%, 01/13/28(a)	7,478	7,252,570
		23,803,098
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28(a)	2,985	2,968,938
Mining — 0.7%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	7,109	7,134,274
5.10%, 09/08/28(a)	4,850	4,896,952
Freeport-McMoRan, Inc.
4.13%, 03/01/28(a)	3,612	3,575,636
4.38%, 08/01/28	2,917	2,890,899
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	5,651	5,915,811
Rio Tinto Finance USA PLC, 4.50%, 03/14/28(a)	5,370	5,374,965
		29,788,537
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	3,838	3,684,699
4.25%, 04/01/28	4,158	4,101,271
		7,785,970
Oil & Gas — 2.5%
BP Capital Markets America, Inc.
3.94%, 09/21/28	7,528	7,427,354
4.23%, 11/06/28	14,209	14,088,788
BP Capital Markets PLC, 3.72%, 11/28/28(a)	5,644	5,533,309
Chevron USA, Inc.
3.85%, 01/15/28	4,595	4,561,850
4.05%, 08/13/28(a)	4,625	4,598,640
4.48%, 02/26/28	7,395	7,403,540
Continental Resources, Inc./OK, 4.38%, 01/15/28	7,033	6,979,393
Devon Energy Corp., 5.88%, 06/15/28(a)	1,588	1,589,631
EOG Resources, Inc., 4.40%, 07/15/28(a)	4,214	4,201,455

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp., 5.70%, 04/01/28	$3,714	$3,766,178
HF Sinclair Corp., 5.00%, 02/01/28(a)	4,083	4,079,799
Marathon Petroleum Corp., 3.80%, 04/01/28(a)	3,840	3,786,763
Phillips 66 Co.
3.75%, 03/01/28	3,196	3,153,274
3.90%, 03/15/28	5,844	5,773,700
Shell Finance US, Inc., 3.88%, 11/13/28	9,005	8,888,106
Shell International Finance BV, 3.88%, 11/13/28(a)	576	569,923
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	7,748	7,664,148
Valero Energy Corp., 4.35%, 06/01/28	4,375	4,351,839
Woodside Finance Ltd., 4.90%, 05/19/28	2,670	2,673,915
		101,091,605
Packaging & Containers — 0.5%
Amcor Finance USA, Inc., 4.50%, 05/15/28	3,299	3,285,143
Amcor Flexibles North America, Inc., 4.80%, 03/17/28	5,109	5,118,810
Berry Global, Inc., 5.50%, 04/15/28	3,578	3,624,782
WRKCo, Inc.
3.90%, 06/01/28	3,697	3,644,044
4.00%, 03/15/28	3,997	3,954,523
		19,627,302
Pharmaceuticals — 6.0%
AbbVie, Inc.
3.78%, 03/03/28	9,617	9,511,686
4.25%, 11/14/28	13,185	13,102,715
4.65%, 03/15/28	9,533	9,558,455
Astrazeneca Finance LLC
1.75%, 05/28/28	9,260	8,830,164
4.88%, 03/03/28	7,813	7,864,351
Becton Dickinson & Co., 4.69%, 02/13/28	5,765	5,769,416
Bristol-Myers Squibb Co., 3.90%, 02/20/28(a)	578	573,558
CVS Health Corp., 4.30%, 03/25/28	35,864	35,648,543
Eli Lilly & Co.
4.00%, 10/15/28(a)	7,872	7,804,197
4.55%, 02/12/28(a)	6,138	6,153,439
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28(a)	12,707	12,594,363
Johnson & Johnson
2.90%, 01/15/28	10,061	9,873,468
4.55%, 03/01/28	5,542	5,564,611
McKesson Corp.
3.95%, 02/16/28(a)	2,960	2,934,488
4.90%, 07/15/28	3,463	3,483,953
Merck & Co., Inc.
1.90%, 12/10/28	7,440	7,013,126
4.05%, 05/17/28	3,111	3,093,400
4.30%, 05/22/28	7,468	7,455,121
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	2,890	2,980,800
Mylan, Inc., 4.55%, 04/15/28	4,267	4,234,049
Novartis Capital Corp., 3.90%, 11/05/28	5,573	5,502,439
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28	28,647	28,585,579
Pfizer, Inc., 3.60%, 09/15/28(a)	7,210	7,091,435
Pharmacia LLC, 6.60%, 12/01/28	4,646	4,845,661
Sanofi SA
3.63%, 06/19/28(a)	7,124	7,030,442
3.80%, 11/03/28	3,661	3,607,137
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	12,497	12,560,765
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc.
3.90%, 08/20/28(a)	$3,719	$3,671,165
4.15%, 08/17/28(a)	6,429	6,375,088
		243,313,614
Pipelines — 3.4%
Cheniere Energy, Inc., 4.63%, 10/15/28	10,406	10,356,812
Enbridge, Inc.
4.20%, 11/20/28	3,547	3,507,026
4.60%, 06/20/28(a)	3,395	3,388,896
6.00%, 11/15/28	4,969	5,103,811
Energy Transfer LP
4.95%, 05/15/28	5,630	5,648,244
4.95%, 06/15/28	7,007	7,031,639
5.55%, 02/15/28	7,680	7,774,728
6.10%, 12/01/28	3,666	3,767,717
Enterprise Products Operating LLC
4.15%, 10/16/28(a)	7,589	7,521,625
4.30%, 06/20/28(a)	6,277	6,247,285
Kinder Morgan, Inc., 4.30%, 03/01/28	9,401	9,356,639
MPLX LP, 4.00%, 03/15/28(a)	9,205	9,101,835
ONEOK, Inc.
4.55%, 07/15/28	6,227	6,205,688
5.65%, 11/01/28	5,409	5,503,583
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	9,781	9,709,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28(a)	5,141	5,135,680
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	3,101	3,244,742
TransCanada PipeLines Ltd., 4.25%, 05/15/28(a)	9,782	9,713,496
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	3,304	3,272,328
Valero Energy Partners LP, 4.50%, 03/15/28(a)	3,415	3,404,113
Western Midstream Operating LP
4.50%, 03/01/28(a)	2,588	2,575,618
4.75%, 08/15/28(a)	2,530	2,528,106
Williams Companies, Inc. (The), 5.30%, 08/15/28(a)	6,525	6,597,449
		136,696,230
Real Estate — 0.1%
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	3,371	3,514,331
Real Estate Investment Trusts — 5.8%
Agree LP, 2.00%, 06/15/28	2,580	2,455,503
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/28	3,722	3,678,688
American Homes 4 Rent LP, 4.25%, 02/15/28	3,662	3,630,058
American Tower Corp.
1.50%, 01/31/28	5,110	4,875,946
3.60%, 01/15/28(a)	5,242	5,164,035
5.25%, 07/15/28(a)	4,633	4,673,804
5.50%, 03/15/28	4,746	4,800,196
5.80%, 11/15/28	5,350	5,464,082
AvalonBay Communities, Inc.
1.90%, 12/01/28	3,437	3,230,651
3.20%, 01/15/28	3,704	3,634,286
Boston Properties LP, 4.50%, 12/01/28(a)	7,411	7,355,948
Brixmor Operating Partnership LP, 2.25%, 04/01/28(a)	2,506	2,410,051
Camden Property Trust, 4.10%, 10/15/28(a)	3,377	3,343,818
Crown Castle, Inc.
3.80%, 02/15/28	7,445	7,334,501

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.80%, 09/01/28(a)	$4,477	$4,476,912
5.00%, 01/11/28	7,524	7,549,247
CubeSmart LP, 2.25%, 12/15/28	4,061	3,835,377
Digital Realty Trust LP
4.45%, 07/15/28	5,063	5,031,042
5.55%, 01/15/28	6,837	6,910,115
DOC DR LLC, 3.95%, 01/15/28	2,963	2,930,989
EPR Properties, 4.95%, 04/15/28	1,850	1,844,926
Equinix, Inc.
1.55%, 03/15/28	5,030	4,783,953
2.00%, 05/15/28	3,072	2,929,481
ERP Operating LP
3.50%, 03/01/28(a)	4,065	3,997,766
4.15%, 12/01/28(a)	3,171	3,134,706
Essex Portfolio LP, 1.70%, 03/01/28	3,546	3,387,492
Extra Space Storage LP, 5.70%, 04/01/28(a)	5,897	5,983,395
Federal Realty OP LP, 5.38%, 05/01/28	2,665	2,692,528
GLP Capital LP/GLP Financing II, Inc., 5.75%, 06/01/28	4,107	4,142,122
Healthpeak OP LLC, 2.13%, 12/01/28	3,960	3,734,202
Highwoods Realty LP, 4.13%, 03/15/28	1,550	1,527,576
Host Hotels & Resorts LP, 4.25%, 12/15/28	1,537	1,513,783
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	4,560	4,310,761
Kilroy Realty LP, 4.75%, 12/15/28	3,556	3,521,414
Kimco Realty OP LLC, 1.90%, 03/01/28	2,982	2,861,089
Mid-America Apartments LP, 4.20%, 06/15/28	3,608	3,580,090
NNN REIT, Inc., 4.30%, 10/15/28	2,890	2,862,626
Omega Healthcare Investors, Inc., 4.75%, 01/15/28	4,345	4,335,498
Prologis LP
3.88%, 09/15/28	3,416	3,365,859
4.00%, 09/15/28	3,394	3,352,256
4.88%, 06/15/28	5,545	5,579,353
Public Storage Operating Co.
1.85%, 05/01/28	4,991	4,771,013
1.95%, 11/09/28	4,513	4,254,919
Realty Income Corp.
2.10%, 03/15/28(a)	3,545	3,410,970
2.20%, 06/15/28	3,670	3,512,806
3.40%, 01/15/28	4,164	4,092,936
3.65%, 01/15/28	4,015	3,964,281
4.70%, 12/15/28(a)	2,915	2,915,252
Regency Centers LP, 4.13%, 03/15/28	2,540	2,521,126
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	2,199	2,206,241
Simon Property Group LP, 1.75%, 02/01/28(a)	5,952	5,714,134
Store Capital LLC, 4.50%, 03/15/28(a)	2,683	2,663,971
Sun Communities Operating LP, 2.30%, 11/01/28	3,233	3,063,364
UDR, Inc., 3.50%, 01/15/28	2,261	2,224,314
Ventas Realty LP, 4.00%, 03/01/28	4,732	4,680,022
VICI Properties LP
4.75%, 02/15/28	9,281	9,262,356
4.75%, 04/01/28	3,012	3,004,526
Welltower OP LLC, 4.25%, 04/15/28	5,713	5,680,963
		234,169,319
Retail — 3.0%
AutoNation, Inc., 1.95%, 08/01/28	3,092	2,920,554
AutoZone, Inc.
4.50%, 02/01/28	3,345	3,340,104
6.25%, 11/01/28	3,934	4,056,401
Best Buy Co., Inc., 4.45%, 10/01/28	3,674	3,653,173
Security	Par (000)	Value
Retail (continued)
Dollar General Corp.
4.13%, 05/01/28(a)	$2,704	$2,677,658
5.20%, 07/05/28	3,091	3,117,536
Dollar Tree, Inc., 4.20%, 05/15/28	8,950	8,869,052
Genuine Parts Co., 6.50%, 11/01/28	3,550	3,662,026
Home Depot, Inc.(The)
0.90%, 03/15/28(a)	3,275	3,102,345
1.50%, 09/15/28	7,159	6,741,754
3.75%, 09/15/28	3,274	3,230,785
3.90%, 12/06/28(a)	7,409	7,325,601
Lowe's Companies, Inc.
1.30%, 04/15/28(a)	7,639	7,230,344
1.70%, 09/15/28	7,326	6,893,880
Lowe's Cos, Inc., 4.00%, 10/15/28	5,368	5,291,753
McDonald's Corp.
3.80%, 04/01/28	7,678	7,586,543
4.80%, 08/14/28(a)	5,043	5,063,850
O'Reilly Automotive, Inc., 4.35%, 06/01/28	4,349	4,322,713
Starbucks Corp.
3.50%, 03/01/28(a)	4,366	4,294,425
4.00%, 11/15/28(a)	5,705	5,618,635
4.50%, 05/15/28	3,029	3,023,196
Target Corp., 4.35%, 06/15/28(a)	3,650	3,642,864
TJX Companies, Inc. (The), 1.15%, 05/15/28	4,077	3,849,437
Walmart, Inc.
3.70%, 06/26/28	9,507	9,399,450
3.90%, 04/15/28	5,068	5,032,489
		123,946,568
Semiconductors — 2.9%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	4,455	4,442,709
Analog Devices, Inc.
1.70%, 10/01/28	5,215	4,907,799
4.25%, 06/15/28	6,495	6,464,710
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	6,037	5,940,989
Broadcom, Inc.
1.95%, 02/15/28(a)	5,821	5,590,715
4.80%, 04/15/28	7,390	7,404,155
Intel Corp.
1.60%, 08/12/28	6,939	6,526,358
4.88%, 02/10/28(a)	12,479	12,511,676
Marvell Technology, Inc.
2.45%, 04/15/28	5,500	5,298,008
4.88%, 06/22/28	3,647	3,657,080
Microchip Technology, Inc., 4.90%, 03/15/28	6,512	6,529,030
NVIDIA Corp.
1.55%, 06/15/28	8,941	8,480,717
4.25%, 06/15/28	21,105	21,015,287
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,698	3,750,340
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 08/19/28	3,733	3,699,307
QUALCOMM, Inc., 1.30%, 05/20/28	7,016	6,631,290
Texas Instruments, Inc., 4.60%, 02/15/28(a)	5,294	5,302,674
		118,152,844
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	4,698	4,450,913
Software — 3.7%
Adobe, Inc., 4.75%, 01/17/28	5,159	5,181,072
Concentrix Corp., 6.60%, 08/02/28(a)	5,831	5,842,042

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	$5,259	$5,011,120
4.45%, 03/10/28	10,361	10,304,976
Fiserv, Inc.
4.20%, 10/01/28	7,115	7,006,374
5.38%, 08/21/28(a)	4,822	4,862,265
5.45%, 03/02/28	6,595	6,646,866
Intuit, Inc., 5.13%, 09/15/28(a)	5,587	5,636,059
Oracle Corp.
2.30%, 03/25/28	14,451	13,781,320
4.50%, 05/06/28(a)	5,855	5,784,636
4.80%, 08/03/28(a)	10,757	10,660,122
Roper Technologies, Inc.
4.20%, 09/15/28(a)	5,939	5,875,419
4.25%, 09/15/28(a)	3,552	3,516,546
Salesforce, Inc.
1.50%, 07/15/28(a)	7,531	7,102,177
3.70%, 04/11/28(a)	10,008	9,871,023
4.50%, 03/15/28	22,586	22,546,265
ServiceNow, Inc., 4.25%, 05/15/28	2,309	2,296,662
Synopsys, Inc., 4.65%, 04/01/28	7,629	7,619,666
Take-Two Interactive Software, Inc., 4.95%, 03/28/28	6,072	6,098,722
VMware LLC, 1.80%, 08/15/28	5,327	5,034,302
		150,677,634
Telecommunications — 2.7%
AT&T, Inc.
1.65%, 02/01/28	16,459	15,739,114
4.10%, 02/15/28(a)	12,885	12,767,102
British Telecommunications PLC, 5.13%, 12/04/28	5,074	5,103,654
Cisco Systems, Inc., 4.55%, 02/24/28(a)	7,889	7,909,521
Motorola Solutions, Inc., 4.60%, 02/23/28(a)	5,175	5,174,726
Sprint Capital Corp., 6.88%, 11/15/28(a)	17,984	18,767,832
T-Mobile USA, Inc.
2.05%, 02/15/28	12,873	12,370,469
4.80%, 07/15/28	6,548	6,560,845
4.95%, 03/15/28	7,912	7,943,816
Verizon Communications, Inc.
2.10%, 03/22/28	10,245	9,843,049
4.33%, 09/21/28	9,657	9,590,133
		111,770,261
Transportation — 1.3%
Canadian National Railway Co., 6.90%, 07/15/28(a)	3,293	3,433,518
Canadian Pacific Railway Co., 4.00%, 06/01/28(a)	4,076	4,035,845
CH Robinson Worldwide, Inc., 4.20%, 04/15/28(a)	4,912	4,867,460
CSX Corp., 3.80%, 03/01/28(a)	5,806	5,744,867
FedEx Corp., 3.40%, 02/15/28	235	230,556
Kirby Corp., 4.20%, 03/01/28	3,169	3,142,319
Security	Par (000)	Value
Transportation (continued)
Norfolk Southern Corp., 3.80%, 08/01/28	$4,994	$4,923,744
Ryder System, Inc.
5.25%, 06/01/28	4,845	4,889,439
5.65%, 03/01/28(a)	3,543	3,593,221
6.30%, 12/01/28(a)	3,195	3,298,714
Union Pacific Corp., 3.95%, 09/10/28(a)	8,249	8,157,790
Walmart, Inc., 1.50%, 09/22/28	8,537	8,045,295
		54,362,768
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	2,543	2,493,602
4.55%, 11/07/28	2,455	2,443,046
		4,936,648
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28	4,456	4,378,591
United Utilities PLC, 6.88%, 08/15/28(a)	2,651	2,751,451
		7,130,042
Total Long-Term Investments — 98.4% (Cost: $4,007,786,074)		4,004,082,472
	Shares
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	146,710,975	146,754,988
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	16,090,000	16,090,000
Total Short-Term Securities — 4.0% (Cost: $162,822,459)		162,844,988
Total Investments — 102.4% (Cost: $4,170,608,533)		4,166,927,460
Liabilities in Excess of Other Assets — (2.4)%		(97,068,985)
Net Assets — 100.0%		$4,069,858,475

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$121,568,407	$25,229,182 (a)	$—	$(28,743)	$(13,858)	$146,754,988	146,710,975	$499,955 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,650,000	7,440,000 (a)	—	—	—	16,090,000	16,090,000	386,937	—
				$(28,743)	$(13,858)	$162,844,988		$886,892	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$4,004,082,472	$—	$4,004,082,472
Short-Term Securities
Money Market Funds	162,844,988	—	—	162,844,988
	$162,844,988	$4,004,082,472	$—	$4,166,927,460

Portfolio Abbreviation
REIT	Real Estate Investment Trust